VARIABLE ANNUITY CONTRACTS - GUARANTEED MINIMUM DEATH BENEFIT (GMDB) AND GUARANTEED MINIMUM INCOME BENEFIT (GMIB)	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
VARIABLE ANNUITY CONTRACTS - GUARANTEED MINIMUM DEATH BENEFIT (GMDB) AND GUARANTEED MINIMUM INCOME BENEFIT (GMIB)
VARIABLE ANNUITY CONTRACTS - GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") AND GUARANTEED MINIMUM INCOME BENEFIT ("GMIB")
Insurance reserves for all products meet the aggregate statutory requirements under Arizona Insurance Law and recognize the specific risks related to each product. MLOA issued certain variable annuity contracts with GMDB and GMIB features that guarantee either:

a)	Return of Premium: the benefit is the greater of current account value or premium paid (adjusted for withdrawals);

b)
Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

c)	Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

d)	Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.
As a result of the Reinsurance Agreement with Protective, MLOA reinsured 100% of the insurance risk and benefits associated with the GMIB reinsurance contracts to Protective.